Fair Value Measurements (Details) - Schedule of level 3 fair value measurements inputs	Jun. 30, 2022 $ / shares shares
Restricted sponsor shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in Shares) | shares	7,500,000
Remaining exercise period	$ 6.17
Restricted sponsor shares [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	12.5
Share value	1.6
Restricted sponsor shares [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	30
Share value	$ 3.38
Price adjustment shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in Shares) | shares	15,000,000
Remaining exercise period	$ 4.17
Price adjustment shares [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	12.5
Share value	2
Price adjustment shares [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	17.5
Share value	$ 2.84